Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0000886982
Registrant Name	The Goldman Sachs Group, Inc.
Registration File Number	333-269296
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES